Financial Instruments and Risk Management - Purchase Agreement (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 DKK (kr)	Dec. 29, 2022 DKK (kr)	Jun. 07, 2022 DKK (kr)	Dec. 31, 2021 USD ($)	Nov. 09, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Share capital	$ 3,886	kr 24,139,413			$ 3,755	kr 23,141,524	kr 19,198,668
Equity | $	$ 8,303				$ 32,437			$ 7,038	$ 9,362
Registered share capital (in DKK)			kr 24,139,413
ADS | Purchase Agreement
Disclosure of detailed information about financial instruments [line items]
Share capital				kr 23,686,452